Deferred Income Tax (Details) - Schedule of Movement of the Deferred Income Tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of the Deferred Income Tax [Abstract]
Balance beginning	S/ 167,330	S/ 177,939	S/ 158,136
Debit (credit) to income statement	(91,492)	(3,394)	66,595
Discontinued operations			(40,686)
Reclassification to current income tax		(4,399)
Other movements	(8,769)	(2,816)	(6,106)
Ending balance	S/ 67,069	S/ 167,330	S/ 177,939